Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos(1)
		Average Exchange Rate for					Exchange Rate as of December 31,
Country or Zone	Functional coin	2018	2017		2016		2018	2017
Mexico	Mexican peso	1.00	Ps.	1.00	Ps.	1.00	1.00	Ps.	1.00
Guatemala	Quetzal	2.56		2.57		2.46	2.54		2.69
Costa Rica	Colon	0.03		0.03		0.03	0.03		0.03
Panamá	U.S Dollar	19.24		18.93		18.66	19.68		19.74
Colombia	Colombian peso	0.01		0.01		0.01	0.01		0.01
Nicaragua	Cordoba	0.62		0.63		0.65	0.61		0.64
Argentina	Argentine peso	0.73		1.15		1.26	0.52		1.06
Brazil	Reais	5.29		5.94		5.39	5.08		5.97
Philippines	Philippines peso	0.37		0.38		0.39	0.37		0.40
Uruguay	Uruguayan peso	0.63		0.66		0.71	0.61		0.69

(1)	Exchange rates published by the central bank of each country

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments

As of December 31, 2018, 2017, and 2016, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2016- 2018	Type of Economy	Cumulative Inflation 2015- 2017	Type of Economy	Cumulative Inflation 2014- 2016	Type of Economy
Mexico	15.7%	Non-hyperinflationary	12.7%	Non-hyperinflationary	9.9%	Non-hyperinflationary
Guatemala	12.2%	Non-hyperinflationary	13.5%	Non-hyperinflationary	10.6%	Non-hyperinflationary
Costa Rica	5.7%	Non-hyperinflationary	2.5%	Non-hyperinflationary	5.1%	Non-hyperinflationary
Panama	2.1%	Non-hyperinflationary	2.3%	Non-hyperinflationary	2.8%	Non-hyperinflationary
Colombia	13.4%	Non-hyperinflationary	17.5%	Non-hyperinflationary	17.0%	Non-hyperinflationary
Nicaragua	13.1%	Non-hyperinflationary	12.3%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina	158.4%	Hyperinflationary	101.5%	Non-hyperinflationary	99.7%	Non-hyperinflationary
Venezuela	NA	NA	30,690%	Hyperinflationary	2,263.0%	Hyperinflationary
Brazil	13.1%	Non-hyperinflationary	21.1%	Non-hyperinflationary	25.2%	Non-hyperinflationary
Uruguay	25.3%	Non-hyperinflationary	NA	Non-hyperinflationary	NA	Non-hyperinflationary
Philippines	11.9%	Non-hyperinflationary	7.5%	Non-hyperinflationary	5.7%	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Principal Assets

The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 4
Other equipment	3 – 10

Summary of Revenue from Contracts with Customers

Sources of Revenue	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2016
Revenues sale of products	Ps.	181,823	Ps.	182,850	Ps.	177,082
Services rendered		330		262		189
Other operating revenues		189		144		447

Revenue from contracts with customers	Ps.	182,342	Ps.	183,256	Ps.	177,718